Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		20,000,000	20,000,000
Preferred Stock, Shares Outstanding		0	0
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		200,000,000
Common Stock, Shares, Outstanding	918,724	6,922,912	6,802,464